Allowance for Credit Losses	9 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Allowance for Credit Losses

6. Allowance for credit losses

The Company has exposure to credit losses for financial assets, including settlement receivables, accounts receivable, and financial guarantee contracts to the extent that a chargeback claim is made against the Company directly or to the Company’s merchants on card purchases.

The following table summarizes the expected credit allowance activity for settlement receivables, net; accounts receivable, net; and financial guarantee contracts and other, for the nine months ended September 30, 2025:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2024	$7,994	$4,082	$11,122	$23,198
Credit loss expense	20,381	5,138	1,791	27,310
Recoveries	1,473	3,462	-	4,935
Write-Offs	(25,065)	(7,089)	(175)	(32,329)
Other (1)	92	(158)	135	69
Balance as of September 30, 2025	$4,875	$5,435	$12,873	$23,183

(1)
Other mainly relates to the impact of foreign exchange.
(2)
Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $261 and $177 for the three months ended September 30, 2025 and 2024, respectively, and $479 and ($160) for the nine months ended September 30, 2025 and 2024, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive (loss) / income.

Credit loss expense for the three months ended September 30, 2025 and 2024 was $13,220 and $8,961, respectively, and for the nine months ended September 30, 2025 and 2024 was $27,310 and $23,687, respectively. The increase in credit loss expense from the three and nine months ended September 30, 2024 to the three and nine months ended September 30, 2025 was primarily the result of a specific provision for expected chargebacks related to an individual merchant in the Merchant Solutions segment, offset partially by a decrease caused by a lower volume of transactions in the Merchant Solutions segment following the disposal of the direct marketing payment processing business line (Note 10). Write-offs for the three months ended September 30, 2025 and 2024 were $9,924 and $8,446, respectively, and for the nine months ended September 30, 2025 and 2024 were $32,329 and $28,471, respectively. The increase was driven by the write off of irrecoverable amounts receivable in the Merchant Solutions segment.